The Company and Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 15, 2016	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and equipment estimated useful lives					5 years		5 years
Reverse stock split	The formula provided that every thirty (30) issued and outstanding shares of common stock of the Corporation be automatically split into one (1) share of common stock.
Gross revenue		$ 531,830		$ 1,763,608	$ 3,032,602	$ 1,914,358
Number of common stock shares issued			800,000	181,818
Number of common stock value issued			$ 1,182,100	$ 200,000			$ 952,000	$ 1,105,000
Amortization expense					169,395		9,292
Asset outstanding		980,268	526,868		980,268		526,868	81,583
Allowance for doubtful trade receivables		11,936	0		11,936		0	$ 0
Ace Legends Pte. Ltd [Member]
Other assets		$ 100,000	60,000		$ 100,000		$ 60,000
Number of common stock shares issued					80,000		80,000
Number of common stock value issued					$ 128,000		$ 128,000
Amortization expense					$ 58,893		9,292
Crown Bridge Partners, LLC [Member]
Note payable commitment fee			75,000				75,000
Asset outstanding			75,000				75,000
Crown Bridge Partners, LLC [Member] | July 30, 2018 [Member]
Note payable commitment fee			$ 75,000				75,000
Mobile Phone Prepaid [Member]
Gross revenue							2,291,067
Kinerja Store [Member]
Gross revenue							463
Payment Gateway Services [Member]
Gross revenue							9
Instant Pay Fees Collection [Member]
Gross revenue							68,431
Marketplace Merchant Partners [Member]
Gross revenue							203
Marketplace Merchant Users [Member]
Gross revenue							11
Remittance [Member]
Gross revenue							29,180
Unipin [Member]
Gross revenue							$ 3,179